Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

6. INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Finished goods	14,859	17,737	2,430
Work in process	33,573	33,054	4,528
Raw materials	9,868	7,429	1,019
	58,300	58,220	7,977

During the years ended December 31, 2022, 2023 and 2024, the Company recorded inventory write-down of RMB523, RMB10,026 and RMB5,962 (US$817) for the obsolete inventories, respectively.